Average Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptors ETF	Sep. 29, 2023
Fidelity Disruptors ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(33.37%)
Since Inception	7.25%
Fidelity Disruptors ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(33.37%)
Since Inception	6.99%
Fidelity Disruptors ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(19.76%)
Since Inception	5.57%
MS159
Average Annual Return:
Past 1 year	(18.07%)
Since Inception	12.12%	[1]

[1]	AFrom April 16, 2020.